FINANCIAL ASSETS AND LIABILITIES - Summary of Non-current Borrowings (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	R$ 52,022,256	R$ 48,445,011
1 to 2 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	4,800,498	4,534,638
2 to 3 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	6,255,752	6,663,907
3 to 4 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	6,626,698	5,631,841
4 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	7,554,468	8,550,932
5 to 6 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	8,143,128	4,836,087
6 to 7 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	6,777,099	6,527,516
7 to 8 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	2,599,593	2,180,672
Over 8 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	R$ 9,265,020	R$ 9,519,418